Interest and Investment Income, Net	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Interest and Investment Income, Net

13. Interest and investment income, net

Interest and investment income, net consists of the following:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Share of loss from equity method investment	—	(4,805,183)	(20,676,273)	(3,177,885)
Investment income of short-term investments	764,538	3,406,166	3,526,506	542,014
Interest income	2,124,373	3,256,345	21,360,670	3,283,075

	2,888,911	1,857,328	4,210,903	647,204